Condensed Consolidated Statement Of Equity (USD $)	Total	Predecessor [Member]	Common Stock Issued [Member]	Common Stock Issued [Member] Predecessor [Member]	Additional Paid In Capital[ Member]	Additional Paid In Capital[ Member] Predecessor [Member]	Accumulated Deficit [Member]	Partnership Capital [Member]	Partnership Capital [Member] Predecessor [Member]	Total Shareholder's Equity/ Parent's Net Investment [Member]	Non Controlling Interest [Member]	Partnership Units [Member] Predecessor [Member]	Divisional Control [Member] Predecessor [Member]
Beginning Balance at Dec. 31, 2009													$ 163,400,000
Net Income		3,500,000											3,500,000
Noncontrolling interest allocated net loss
Contribution from Parent		366,700,000											366,700,000
Distribution to Parent													(215,000,000)
Other distributions to Parent, net	(800,000)												(800,000)
Ending Balance at Dec. 31, 2010													317,800,000
Net Income		1,500,000											1,500,000
Noncontrolling interest allocated net loss
Distribution to Parent													(7,800,000)
Ending Balance at Dec. 31, 2011		311,500,000											311,500,000
Beginning Balance at Sep. 30, 2011
Net Income		(300,000)
Ending Balance at Dec. 31, 2011		311,500,000
Net Income		(700,000)
Noncontrolling interest allocated net loss
Ending Balance at Mar. 31, 2012
Beginning Balance at Dec. 31, 2011		311,500,000											311,500,000
Divisional Control Transfer									311,500,000				(311,500,000)
Divisional Control Transfer, Shares
Net Income		(20,300,000)							(20,300,000)
Noncontrolling interest allocated net loss
Other Contributions from Parent		5,400,000							5,400,000
Contribution from Parent		203,500,000				7,100,000			196,400,000
Issuance of partnership units
Common stock issued, shares				100
Issuance of partnership units, units												123,600,000
Ending Balance at Dec. 31, 2012		500,100,000				7,100,000			493,000,000
Ending Balance, Shares at Dec. 31, 2012												123,600,000
Beginning Balance at Sep. 30, 2012
Net Income		(6,900,000)
Contribution from Parent		203,500,000
Ending Balance at Dec. 31, 2012	500,100,000	500,100,000			7,100,000			493,000,000		500,100,000
Net Income	(20,200,000)	(20,200,000)						(20,200,000)		(20,200,000)
Noncontrolling interest allocated net loss
Other Contributions from Parent	1,300,000							1,300,000		1,300,000
Contribution from Parent	19,600,000							19,600,000		19,600,000
Noncontrolling interest effective January 24, 2013					(7,100,000)			(493,700,000)		(500,800,000)	500,800,000
Common stock issued	337,100,000		200,000		336,900,000					337,100,000
Common stock issued, shares			19,000,000
Common stock issued to CBI in exchange for operating partnership units			1,500,000
Common stock issued to CBI in exchange for settlement of IPO costs paid by CBI					7,100,000					7,100,000	(7,100,000)
Common stock issued to CBI in exchange for settlement of IPO costs paid by CBI, shares			400,000
IPO costs	(9,500,000)				(9,500,000)					(9,500,000)
Restricted shares issued			1,000,000
Ending Balance at Jan. 23, 2013
Net Income	(2,800,000)						(2,800,000)			(2,800,000)
Noncontrolling interest allocated net loss	1,900,000						1,900,000			1,900,000	(1,900,000)
Restricted stock compensation	1,200,000				1,200,000					1,200,000
Dividends declared, $0.16 per share	(10,300,000)						(3,000,000)			(3,000,000)	(7,300,000)
Ending Balance at Mar. 31, 2013	$ 816,500,000		$ 200,000		$ 335,700,000		$ (3,900,000)			$ 332,000,000	$ 484,500,000
Ending Balance, Shares at Mar. 31, 2013			21,900,000